UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA           February 14, 2012
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    [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 28
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FORM 13F INFORMATION TABLE VALUE TOTAL:            298,532
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
AEP Industries Inc.               COM               001031103       881      31,300   SH     SOLE                SOLE
Apple Inc.                        COM               037833100    28,350      70,000   SH     SOLE                SOLE
Augusta Resource Corp             COM               050912203     2,778     896,100   SH     SOLE                SOLE
Beam Inc.                         COM               073730103    24,334     475,000   SH     SOLE                SOLE
Carefusion Corp                   COM               14170t101    10,164     400,000   SH     SOLE                SOLE
Schwab Charles Corp               COM               808513105     2,860     254,000   SH     SOLE                SOLE
Charter Communications Inc.       COM CL A          16117M305    17,082     300,000   SH     SOLE                SOLE
Checkpoint Systems Inc.           COM               162825103       339      31,000   SH     SOLE                SOLE
Chemtura Corp                     COM               163893209    16,933   1,493,200   SH     SOLE                SOLE
Cincinnati Bell Inc.              COM               171871106    18,180   6,000,000   SH     SOLE                SOLE
Citizens Republic Bancorp Inc     COM               174420307     8,445     740,771   SH     SOLE                SOLE
Discovery Communications, Inc.    COM SER C         25470f302     5,811     154,150   SH     SOLE                SOLE
Dollar Thrifty Automotive Group   COM               256743105    33,388     475,200   SH     SOLE                SOLE
First Solar Inc.                  COM               336433107     2,076      61,500   SH     SOLE                SOLE
Google Inc.                       COM CL A          38259P508    16,148      25,000   SH     SOLE                SOLE
Graphic Packaging Holdings Co.    COM               388689101     1,674     392,900   SH     SOLE                SOLE
Greenlight Capital RE Ltd         COM               g4095j109     2,367     100,000   SH     SOLE                SOLE
Hertz Global Holdings Inc.        COM               42805T105    21,682   1,850,000   SH     SOLE                SOLE
Information Services Group Inc.   COM               45675Y104     1,778   1,725,975   SH     SOLE                SOLE
Gap Inc                           COM               364760108     9,275     500,000   SH     SOLE                SOLE
Liz Claiborne Inc.                COM               539320101       863     100,000   SH     SOLE                SOLE
Thomas Properties Group, Inc.     COM               884453101     1,735     521,000   SH     SOLE                SOLE
SPDR Gold Trust                   Gold Shs          78463v107    53,197     350,000   SH     SOLE                SOLE
Augusta Resource Corp             COM               050912203     7,697   2,473,400   SH     SOLE                SOLE
Caterpillar Inc. Del              PUT               149123951     2,481       2,500   PUT    SOLE                SOLE
E Trade Financial Corp            PUT               269246951     2,580      20,000   PUT    SOLE                SOLE
First Solar Inc.                  PUT               336433957     5,338         615   PUT    SOLE                SOLE
Sina Corp                         CALL              G81477904        96         500   CALL   SOLE                SOLE
                                                                -------
TOTAL                                                           298,532
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